Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (10,650,745)	$ (2,977,779)	$ (4,911,926)	$ (1,331,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	915,824	322,165	595,627	83,908
Amortization of debt issuance costs	128,583	104,878	189,414	9,460
Amortization of debt discount	650,731	383,904	689,554	2,417
Amortization of operating right of use assets	116,786	13,958	13,958
Debt extinguishment loss	16,105
Issuance of warrants to CEO	2,701
Issuance of class A common stock for services	197,892		216,252	9,167
Beneficial conversion feature	4,137,261
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(241,631)
Due from former owners	269,883	(377,424)	(233,898)	(35,985)
Inventory	(98,294)	(169,894)	(230,125)	(41,000)
Refundable income tax	40,343			(192,139)
Prepaid expenses and other current assets	(253,674)	(9,973)	(187,931)	(20,031)
Other assets	15,816
Accounts payable	1,282,521	585,706	974,040	44,891
Accrued expenses	502,398	(185,724)	230,326	460,414
Operating lease liabilities	(98,490)	(7,743)	(3,600)
Net cash used in operating activities	(3,065,990)	(2,317,926)	(2,658,309)	(1,009,960)
Cash flows from investing activities:
Purchase of property and equipment	(360,082)	(3,452,254)	(134,971)	(1,310,512)
Purchase of intangible assets	(4,016)	(1,427,219)	(41,819)
Payment for acquisition of businesses		(4,158,214)	(14,511,804)	(2,658,500)
Advances for target acquisitions		46,337	21,798	(51,254)
Net cash used in investing activities	(364,098)	(8,991,350)	(14,666,796)	(4,020,266)
Cash flows from financing activities:
Proceeds from note payable, net of discount		7,221,164	12,253,585	3,877,759
Proceeds from revolving line of credit				1,004,759
Payments on revolving line of credit				(1,004,759)
Debt issuance costs		(109,596)	(260,611)	(162,728)
Repayment of note payable	(1,298,851)	(347,842)	(494,034)	(235,858)
Proceeds from issuance of bridge notes		1,100,000	2,600,000	1,100,000
Proceeds from issuance of convertible debentures	650,000	1,252,000	1,612,000	2,102,500
Repayment of convertible debentures	(250,000)
Proceeds from issuance of class A common stock in connection with initial public offering, net of offering costs	5,439,571			385,001
Advances from related parties		310,000
Net proceeds from loan payable	1,507,460
Payments on loan payable	(1,105,960)
Net cash provided by financing activities	4,942,220	9,425,726	15,710,940	7,066,674
Net increase (decrease) in cash and cash equivalents	1,512,132	(1,883,550)	(1,614,165)	2,036,448
Cash and cash equivalents, beginning of period	444,253	2,058,418	2,058,418	21,970
Cash and cash equivalents, end of period	1,956,385	174,868	444,253	2,058,418
Supplemental Disclosure of Cash Flow Information
Interest payments during the year	188,952	80,349	239,430	80,200
Income taxes (refund) paid			(192,139)	266,469
Noncash investing and financing activity
Liabilities recorded through operating leases		737,201	760,931
Acquisition of assets through operating leases		(737,201)	$ (760,931)
Series A preferred stock Dividend	133,828
Issuance of convertible series A preferred stock due to conversion of bridge notes	4,440,688
Issuance of class A common stock due to conversion of convertible debentures	$ 4,414,318